Financial Instruments - Summary of Company's Cash Equivalents and Post Fixed Financing (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 465.5
Loans and financing	$ 69.9	$ 69.8
Cash equivalents and financial investments	100.00%
Cash equivalents and financial investments, post fixed	14.51%
Loans and financing	100.00%	1.91%
With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 465.5
Loans and financing	$ 453.4	$ 453.3
Cash equivalents and financial investments	100.00%
Cash equivalents and financial investments, post fixed	14.51%
Loans and financing	100.00%	12.43%
CDI [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 403.1
Cash equivalents and financial investments, post fixed	86.61%
Loans and financing	97.28%
CDI [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 403.2
Loans and financing	$ 386.1
Cash equivalents and financial investments, post fixed	86.62%
Loans and financing	14.42%
Libor [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 62.3
Loans and financing	$ 68.0
Cash equivalents and financial investments, post fixed	13.39%
Loans and financing	0.00%
Libor [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Cash equivalents and financial investments	$ 62.3
Loans and financing	$ 65.4
Cash equivalents and financial investments, post fixed	13.38%
Loans and financing	85.16%
TJLP [member] | Without the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 1.9
Loans and financing	2.72%
TJLP [member] | With the effect of derivative transactions [member]
Disclosure of Cash Equivalents and Post Fixed Financing [line items]
Loans and financing	$ 1.9
Loans and financing	0.42%